Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec 19, 2011
Registrant Name	dei_EntityRegistrantName	TRUST FOR PROFESSIONAL MANAGERS
Central Index Key	dei_EntityCentralIndexKey	0001141819
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec 19, 2011
Document Effective Date	dei_DocumentEffectiveDate	Dec 19, 2011
Gerstein Fisher Multi-Factor International Growth Equity Fund (Prospectus Summary) | Gerstein Fisher Multi-Factor International Growth Equity Fund | Gerstein Fisher Multi-Factor International Growth Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GFIGX

Gerstein Fisher Multi-Factor International Growth Equity Fund (Prospectus Summary) | Gerstein Fisher Multi-Factor International Growth Equity Fund
Summary Section
Investment Objective
The investment objective of the Gerstein Fisher Multi-Factor International

Growth Equity Fund (the "Fund") is long-term capital appreciation.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Gerstein Fisher Multi-Factor International Growth Equity Fund
Redemption Fee (as a percentage of amount redeemed within 60 days from the date of purchase)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Gerstein Fisher Multi-Factor International Growth Equity Fund
Management Fees		0.85%
Other Expenses	[1]	0.58%
Acquired Fund Fees and Expenses	[1]	0.02%
Total Annual Fund Operating Expenses		1.45%
Fee Waiver/Expense Reimbursements		(0.08%)
Total Annual Fund Operating Expenses after Fee Waiver/Expense Reimbursement	[2]	1.37%
[1]	Because the Fund is new, these expenses are based on estimated amounts for the Fund's current fiscal year.
[2]	Pursuant to an operating expense limitation agreement between the Fund's investment adviser, Gerstein, Fisher & Associates, Inc. (the "Adviser"), and the Fund, the Adviser has agreed to waive its management fees and/or reimburse expenses of the Fund to ensure that Total Annual Fund Operating Expenses (exclusive of any front-end or contingent deferred loads, taxes, leverage, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividends or interest on short positions, acquired fund fees and expenses or extraordinary expenses such as litigation) do not exceed 1.35% of the Fund's average net assets through November 30, 2013. The operating expense limitation agreement can only be terminated by, or with the consent of, the Trust's Board of Trustees (the "Board of Trustees"). The Adviser is permitted to be reimbursed for management fee reductions and/or expense payments made in the prior three fiscal years, subject to the limitation on Fund expenses.

Example
This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (taking into account the expense limitation for one year).

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years
Gerstein Fisher Multi-Factor International Growth Equity Fund	139	451

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

Principal Investment Strategies
Under normal market conditions, at least 80% of the Fund's net assets will be invested in equity securities. The Fund seeks to invest primarily in common stocks of international companies of any size, including foreign securities and securities of U.S. companies. The Fund may invest in foreign securities which may include securities of companies in emerging markets or less developed countries. Equity securities that the Fund may invest in include common stocks,

preferred stocks, exchange-traded funds ("ETFs") that invest in equities,

individual stock options and options on stock indices. The Fund's investments in common stocks of international companies may include depositary receipts, such as American Depositary Receipts ("ADRs") and European Depositary Receipts

("EDRs"). The Fund typically invests in securities of issuers from at least three or more non-U.S. countries, with at least 40% of the Fund's net assets invested in foreign securities. Foreign securities are determined to be

"foreign" on the basis of an issuer's domicile or location of headquarters (as determined by the Adviser).

In selecting investments for the Fund, the Adviser focuses on growth securities as the Fund's investment universe and adheres to a disciplined quantitative process. The Fund's portfolio is managed using a proprietary multi-factor model that combines fundamental factors, statistical factors and macroeconomic factors to quantitatively rank growth securities on the basis of value and momentum. Value is measured by valuation multiples (factors used to arrive at an estimate of value, such as gross revenue, net cash flow, price to book ratio and/or net sales), while "momentum" is captured by factors such as relative price strength and earnings revisions. The Adviser will look at attributes of stocks or companies that are important in explaining cross-sectional differences in stock prices. Within the context of the fundamental factors, the Fund invests in growth stocks, with an emphasis on smaller growth companies that may also display characteristics typically associated with value-oriented investments. The Adviser defines "smaller" companies as companies with a market capitalization at the time of purchase between $500 million and $5 billion. When evaluating statistical factors, the Adviser will apply statistical methods to price history data to determine "momentum" in a prospective investment. The

Adviser generally considers an investment to have "momentum" if its return over the prior six to twelve months ranks in the top quintile of its relevant market capitalization universe. When evaluating macroeconomic factors, the Adviser will look for the economic variables that will significantly impact equity returns on a broad basis. In addition, the Adviser considers sector and industry weights,

the number of positions held and position size.

The Fund will purchase securities that the Adviser identifies as having the potential for long-term capital appreciation. The Fund may sell securities at any time when, in the Adviser's judgment, circumstances warrant their sale. While this sell strategy may cause the Fund to have an annual portfolio turnover rate in excess of 100%, it also means the Adviser will sell investments when it believes there are better investment alternatives. In light of this expected high level of portfolio turnover, the Adviser believes that effective management of transaction costs is essential. The Adviser seeks to balance maintaining the desired exposure to positive "momentum" with higher transaction costs.

A portion of the Fund's assets may be held in cash or cash-equivalent investments, including, but not limited to, short-term investment funds. The

Fund may also invest up to 20% of its net assets in other ETFs and derivative instruments, such as financial futures contracts, options and currency-related transactions involving futures contracts and forward contracts for various portfolio management purposes, including, but not limited to, reducing transaction costs, increasing overall liquidity of the Fund, gaining exposure to outside markets not ordinarily available, and to mitigate risks. In general terms, a derivative instrument is one whose value depends on (or is derived from) the value of an underlying asset, interest rate or index. The Fund may be appropriate for investors who want to add an investment with potential for capital appreciation to diversify their investment portfolio. The Fund is not appropriate for investors concerned primarily with principal stability or those pursuing a short-term goal.

Principal Risks
Before investing in the Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested and the amount of risk you are willing to take. Remember, in addition to possibly not achieving your investment goals, you could lose money by investing in the

Fund. The principal risks of investing in the Fund are:

   ·  Management Risk. Risk that the Adviser's investment strategies for the Fund may not result in an increase in the value of your investment or in overall performance equal to other investments.

   ·  General Market Risk. Risk that the value of the Fund's shares will decrease based on the performance of the Fund's investments and other factors affecting the securities markets generally.

   ·  Equity Market Risk. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. Preferred stock is subject to the risk that the dividend on the stock may be changed or omitted by the issuer, and that participation in the growth of an issuer may be limited.

   ·  Large-Cap Company Risk. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors. Also, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

   ·  Small-, Mid- and Micro-Cap Company Risk. The risk that the securities of mid-cap, small-cap and micro-cap companies may be more volatile and less liquid than the securities of large-cap companies.

   ·  Foreign Securities and Emerging Markets Risk. Foreign securities can be more volatile than domestic (U.S.) securities. Securities markets of other countries are generally smaller than U.S. securities markets. Many foreign securities may be less liquid and more volatile than U.S. securities, which could affect the Fund's investments. In addition, the Fund may invest in emerging markets which may be more volatile than the markets of developed countries.

   ·  Exchange-Traded Fund Risk. Unlike mutual funds, ETFs do not necessarily trade at the net asset values of their underlying securities, which means an ETF could potentially trade above or below the value of the underlying portfolios Additionally, because ETFs trade like stocks on exchanges, they are subject to trading and commission costs, unlike open-end investment companies.

   ·  Options Risk. Options on securities may be subject to greater fluctuations in value than an investment in the underlying securities.

   ·  High Portfolio Turnover Rate Risk. A high portfolio turnover rate (100% or more) has the potential to result in the realization by the Fund and distribution to shareholders of a greater amount of capital gains than if the

      Fund had a low portfolio turnover rate. This may mean that you would be likely to have a higher tax liability. Distributions to shareholders of short-term capital gains are taxed as ordinary income under federal tax laws.

   ·  Value-Oriented Characteristics Risk. The growth stocks in which the Fund invests may display value-orientated characteristics that could cause the stocks to perform more like value stocks than growth stocks. Value stocks may perform differently from the market as a whole and may continue to be undervalued by the market for long periods of time.

   ·  Growth Stock Risk. The prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks.

   ·  Derivatives Risk. Risks of derivatives include the possible imperfect correlation between the value of the instruments and the underlying assets;

      risks of default by the other party to the transaction; risks that the transactions may result in losses that partially or completely offset gains in portfolio positions; and risks that the instruments may not be liquid.

   ·  Momentum Risk. Securities with "momentum" have recently had above-average returns and may be more volatile than a broad cross-section of securities.

   ·  Tax Risk. Certain of the Fund's investment strategies, including transactions in options and futures contracts, may be subject to special tax rules, the effect of which may have adverse tax consequences for the Fund.

Performance
Performance information for the Fund has not been presented because, as of the date of this Prospectus, the Fund has not been in operation for a full calendar year.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Dec 19, 2011
Gerstein Fisher Multi-Factor International Growth Equity Fund (Prospectus Summary) | Gerstein Fisher Multi-Factor International Growth Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Summary Section
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The investment objective of the Gerstein Fisher Multi-Factor International
Growth Equity Fund (the "Fund") is long-term capital appreciation.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	Because the Fund is new, these expenses are based on estimated amounts for the Fund's current fiscal year.
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (taking into account the expense limitation for one year).

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Under normal market conditions, at least 80% of the Fund's net assets will be invested in equity securities. The Fund seeks to invest primarily in common stocks of international companies of any size, including foreign securities and securities of U.S. companies. The Fund may invest in foreign securities which may include securities of companies in emerging markets or less developed countries. Equity securities that the Fund may invest in include common stocks, preferred stocks, exchange-traded funds ("ETFs") that invest in equities, individual stock options and options on stock indices. The Fund's investments in common stocks of international companies may include depositary receipts, such as American Depositary Receipts ("ADRs") and European Depositary Receipts
("EDRs"). The Fund typically invests in securities of issuers from at least three or more non-U.S. countries, with at least 40% of the Fund's net assets invested in foreign securities. Foreign securities are determined to be
"foreign" on the basis of an issuer's domicile or location of headquarters (as determined by the Adviser).

In selecting investments for the Fund, the Adviser focuses on growth securities as the Fund's investment universe and adheres to a disciplined quantitative process. The Fund's portfolio is managed using a proprietary multi-factor model that combines fundamental factors, statistical factors and macroeconomic factors to quantitatively rank growth securities on the basis of value and momentum. Value is measured by valuation multiples (factors used to arrive at an estimate of value, such as gross revenue, net cash flow, price to book ratio and/or net sales), while "momentum" is captured by factors such as relative price strength and earnings revisions. The Adviser will look at attributes of stocks or companies that are important in explaining cross-sectional differences in stock prices. Within the context of the fundamental factors, the Fund invests in growth stocks, with an emphasis on smaller growth companies that may also display characteristics typically associated with value-oriented investments. The Adviser defines "smaller" companies as companies with a market capitalization at the time of purchase between $500 million and $5 billion. When evaluating statistical factors, the Adviser will apply statistical methods to price history data to determine "momentum" in a prospective investment. The
Adviser generally considers an investment to have "momentum" if its return over the prior six to twelve months ranks in the top quintile of its relevant market capitalization universe. When evaluating macroeconomic factors, the Adviser will look for the economic variables that will significantly impact equity returns on a broad basis. In addition, the Adviser considers sector and industry weights, the number of positions held and position size.

The Fund will purchase securities that the Adviser identifies as having the potential for long-term capital appreciation. The Fund may sell securities at any time when, in the Adviser's judgment, circumstances warrant their sale. While this sell strategy may cause the Fund to have an annual portfolio turnover rate in excess of 100%, it also means the Adviser will sell investments when it believes there are better investment alternatives. In light of this expected high level of portfolio turnover, the Adviser believes that effective management of transaction costs is essential. The Adviser seeks to balance maintaining the desired exposure to positive "momentum" with higher transaction costs.

A portion of the Fund's assets may be held in cash or cash-equivalent investments, including, but not limited to, short-term investment funds. The
Fund may also invest up to 20% of its net assets in other ETFs and derivative instruments, such as financial futures contracts, options and currency-related transactions involving futures contracts and forward contracts for various portfolio management purposes, including, but not limited to, reducing transaction costs, increasing overall liquidity of the Fund, gaining exposure to outside markets not ordinarily available, and to mitigate risks. In general terms, a derivative instrument is one whose value depends on (or is derived from) the value of an underlying asset, interest rate or index. The Fund may be appropriate for investors who want to add an investment with potential for capital appreciation to diversify their investment portfolio. The Fund is not appropriate for investors concerned primarily with principal stability or those pursuing a short-term goal.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
Before investing in the Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested and the amount of risk you are willing to take. Remember, in addition to possibly not achieving your investment goals, you could lose money by investing in the
Fund. The principal risks of investing in the Fund are:

   ·  Management Risk. Risk that the Adviser's investment strategies for the Fund may not result in an increase in the value of your investment or in overall performance equal to other investments.

   ·  General Market Risk. Risk that the value of the Fund's shares will decrease based on the performance of the Fund's investments and other factors affecting the securities markets generally.

   ·  Equity Market Risk. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. Preferred stock is subject to the risk that the dividend on the stock may be changed or omitted by the issuer, and that participation in the growth of an issuer may be limited.

   ·  Large-Cap Company Risk. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors. Also, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

   ·  Small-, Mid- and Micro-Cap Company Risk. The risk that the securities of mid-cap, small-cap and micro-cap companies may be more volatile and less liquid than the securities of large-cap companies.

   ·  Foreign Securities and Emerging Markets Risk. Foreign securities can be more volatile than domestic (U.S.) securities. Securities markets of other countries are generally smaller than U.S. securities markets. Many foreign securities may be less liquid and more volatile than U.S. securities, which could affect the Fund's investments. In addition, the Fund may invest in emerging markets which may be more volatile than the markets of developed countries.

   ·  Exchange-Traded Fund Risk. Unlike mutual funds, ETFs do not necessarily trade at the net asset values of their underlying securities, which means an ETF could potentially trade above or below the value of the underlying portfolios Additionally, because ETFs trade like stocks on exchanges, they are subject to trading and commission costs, unlike open-end investment companies.

   ·  Options Risk. Options on securities may be subject to greater fluctuations in value than an investment in the underlying securities.

   ·  High Portfolio Turnover Rate Risk. A high portfolio turnover rate (100% or more) has the potential to result in the realization by the Fund and distribution to shareholders of a greater amount of capital gains than if the
      Fund had a low portfolio turnover rate. This may mean that you would be likely to have a higher tax liability. Distributions to shareholders of short-term capital gains are taxed as ordinary income under federal tax laws.

   ·  Value-Oriented Characteristics Risk. The growth stocks in which the Fund invests may display value-orientated characteristics that could cause the stocks to perform more like value stocks than growth stocks. Value stocks may perform differently from the market as a whole and may continue to be undervalued by the market for long periods of time.

   ·  Growth Stock Risk. The prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks.

   ·  Derivatives Risk. Risks of derivatives include the possible imperfect correlation between the value of the instruments and the underlying assets;
      risks of default by the other party to the transaction; risks that the transactions may result in losses that partially or completely offset gains in portfolio positions; and risks that the instruments may not be liquid.

   ·  Momentum Risk. Securities with "momentum" have recently had above-average returns and may be more volatile than a broad cross-section of securities.

   ·  Tax Risk. Certain of the Fund's investment strategies, including transactions in options and futures contracts, may be subject to special tax rules, the effect of which may have adverse tax consequences for the Fund.

Risk, Lose Money	rr_RiskLoseMoney	Remember, in addition to possibly not achieving your investment goals, you could lose money by investing in the Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
Performance information for the Fund has not been presented because, as of the date of this Prospectus, the Fund has not been in operation for a full calendar year.

Performance, One Year or Less	rr_PerformanceOneYearOrLess	Performance information for the Fund has not been presented because, as of the date of this Prospectus, the Fund has not been in operation for a full calendar year.
Gerstein Fisher Multi-Factor International Growth Equity Fund (Prospectus Summary) | Gerstein Fisher Multi-Factor International Growth Equity Fund | Gerstein Fisher Multi-Factor International Growth Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-11-30
Gerstein Fisher Multi-Factor International Growth Equity Fund | Gerstein Fisher Multi-Factor International Growth Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of amount redeemed within 60 days from the date of purchase)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	0.85%
Other Expenses	rr_OtherExpensesOverAssets	0.58%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.45%
Fee Waiver/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)
Total Annual Fund Operating Expenses after Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.37%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	139
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	451

[1]	Because the Fund is new, these expenses are based on estimated amounts for the Fund's current fiscal year.
[2]	Pursuant to an operating expense limitation agreement between the Fund's investment adviser, Gerstein, Fisher & Associates, Inc. (the "Adviser"), and the Fund, the Adviser has agreed to waive its management fees and/or reimburse expenses of the Fund to ensure that Total Annual Fund Operating Expenses (exclusive of any front-end or contingent deferred loads, taxes, leverage, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividends or interest on short positions, acquired fund fees and expenses or extraordinary expenses such as litigation) do not exceed 1.35% of the Fund's average net assets through November 30, 2013. The operating expense limitation agreement can only be terminated by, or with the consent of, the Trust's Board of Trustees (the "Board of Trustees"). The Adviser is permitted to be reimbursed for management fee reductions and/or expense payments made in the prior three fiscal years, subject to the limitation on Fund expenses.